Accumulated Other Comprehensive Loss - Changes in Accumulated Other Comprehensive Loss by Component (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance		$ (456,404)	$ (548,211)	$ (685,543)
Other comprehensive income (loss) before reclassifications, net of tax	[1]	10,818	(1,139)	(7,035)
Amounts reclassified from accumulated other comprehensive loss, net of tax	[1],[2]	2,316	7,684	9,140
Net current period other comprehensive (loss) income including noncontrolling interest	[1]	13,134	6,545	2,105
Less: Net current period other comprehensive loss attributable to the noncontrolling interest	[1]			98
Ending balance		(683,815)	(456,404)	(548,211)
(Loss) Gain on Qualifying Hedges
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	[1]	(10,843)	(20,979)	(15,529)
Other comprehensive income (loss) before reclassifications, net of tax	[1]	19,250	2,452	(14,590)
Amounts reclassified from accumulated other comprehensive loss, net of tax	[1],[2]	2,316	7,684	9,140
Net current period other comprehensive (loss) income including noncontrolling interest	[1]	21,566	10,136	(5,450)
Ending balance	[1]	10,723	(10,843)	(20,979)
Loss on Foreign Currency Translation
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	[1]	(7,761)	(4,170)	(11,823)
Other comprehensive income (loss) before reclassifications, net of tax	[1]	(8,432)	(3,591)	7,555
Net current period other comprehensive (loss) income including noncontrolling interest	[1]	(8,432)	(3,591)	7,555
Less: Net current period other comprehensive loss attributable to the noncontrolling interest	[1]			98
Ending balance	[1]	(16,193)	(7,761)	(4,170)
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	[1]	(18,604)	(25,149)	(27,352)
Ending balance	[1]	$ (5,470)	$ (18,604)	$ (25,149)

[1]	Amounts in parentheses indicate debits
[2]	See separate table below for details about these reclassifications